Summary of Significant Accounting Policies, Basis of Presentation and Principles of Consolidation (Details)	Jan. 02, 2018
Pillar General [Member] | Interboro [Member]
Basis of Presentation and Principles of Consolidation [Abstract]
Percentage of ownership interest	100.00%